Average Annual Total Returns - Direxion Monthly NASDAQ-100 Bear 1_25X Fund	Investor Class 1 Year	Investor Class Since Inception	Investor Class Inception Date	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions Since Inception	Investor Class Return After Taxes on Distributions Inception Date	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Inception Date	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(34.83%)	(22.21%)	Mar. 31, 2016	(36.70%)	(22.81%)	Mar. 31, 2016	(20.58%)	(15.54%)	Mar. 31, 2016	39.46%	20.79%	Mar. 31, 2016